Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	€ 39.0
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure for improvements under construction	2.7	€ 0.2
Leaseholds Improvements Payable	€ 2.1	€ 0.0